SHARE-BASED PAYMENTS - Grand Date Share Options Granted to Employees (Details) shares in Thousands														12 Months Ended
	Nov. 12, 2019 shares year	Oct. 08, 2019 shares year	Aug. 14, 2019 shares year	Jul. 09, 2019 shares year	Apr. 08, 2019 shares year	Mar. 05, 2019 shares year	Dec. 31, 2018 shares year	Nov. 13, 2018 shares year	Oct. 10, 2018 shares year	Aug. 15, 2018 shares year	Jul. 10, 2018 shares year	May 14, 2018 shares year	Mar. 06, 2018 shares year	Dec. 31, 2019 shares	Dec. 31, 2018 shares year
Share-based Payment Arrangements [Abstract]
Granted (in shares) | shares	1,145	97	1,162	249	367	2,409	34	939	94	961	424	310	1,993	5,470	4,755
Contractual Life of Options | year	7	7	7	7	7	7	7	7	7	7	7	7	7		7